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                                                                           DRAFT

                                                                November 1, 2006

                           NAVELLIER MILLENNIUM FUNDS

                           NAVELLIER TOP 20 PORTFOLIO
                    NAVELLIER INTERNATIONAL GROWTH PORTFOLIO

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2006

NAVELLIER TOP 20 PORTFOLIO

FEES (page 6)

Delete the last two lines in the fee table, Redemption Fee and Exchange Fee, and insert the following:

Redemption Fee and Exchange Fee (1) (as % of amount redeemed or exchanged,
   on shares held less than 60 days).......................................   2%

(1) Shares of each Portfolio of the Fund may be exchanged for shares of the other Portfolio at net asset value without charge. For this purpose, an exchange out of one Portfolio into another Portfolio is considered a redemption of a Portfolio's shares.

NAVELLIER INTERNATIONAL GROWTH PORTFOLIO

FEES (page 11)

Delete the last two lines in the fee table, Redemption Fee and Exchange Fee, and insert the following:

Redemption Fee and Exchange Fee (1) (as % of amount redeemed or exchanged,
   on shares held less than 60 days).......................................   2%

(1) Shares of each Portfolio of the Fund may be exchanged for shares of the other Portfolio at net asset value without charge. For this purpose, an exchange out of one Portfolio into another Portfolio is considered a redemption of a Portfolio's shares.

DISTRIBUTOR (page 14)

Delete the text under this heading and insert the following:

IFS Fund Distributors, Inc.
303 Broadway, Suite 1100
Cincinnati, Ohio 45202

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THREE WAYS TO PLACE ORDERS (page 15)

Delete the first two bullets under this heading and insert the following:

     - securities dealers having a sales agreement with the Funds' distributor, IFS Fund Distributors, Inc.

EXCHANGING SHARES (page 17)

Delete the last two bullet points under this heading and insert the following:

     - Shares of each Portfolio of the Fund may be exchanged for shares of the other Portfolio at net asset value without charge. An exchange will be subject to a 2% redemption fee, as a percentage of the amount redeemed, on shares held less than 60 days.

REDEMPTION FEE (page 18)

Delete the last bullet point under this heading and insert the following:

     - The redemption fee does not apply in the event of any involuntary redemption.

POLICIES TO PREVENT MARKET TIMING (page 20)

Delete the last sentence of the third paragraph under this heading and insert the following:

Steps the Funds have taken include: periodically reviewing individual shareholder trading activity to identify shareholders who are making excessive transactions or otherwise trading portfolios inappropriately, imposing a 2.00% redemption fee on shares held less than 60 days and providing the Fund discretion to reject an exchange, at any time, for any reason.

BACK COVER

Delete the line "c/o Navellier Securities Corp."